Convertible Debentures	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Convertible Debentures

10. Convertible Debentures

The accounting treatment relating to the convertible debentures issued was in accordance with the guidance in ASC 480 and ASC 815.

As of March 31, 2021 and December 31, 2020, the Company has outstanding, Canadian Dollar denominated convertible debentures in the aggregate principal amount of CDN $0 and CDN $35,000 (approximately $27,442), respectively.

Convertible debentures of $10,000 and CDN $65,000 (approximately $48,416) that had matured on May 31, 2020 were extended to August 29, 2020, of which CDN $35,000 was acquired by a related party prior to extension, and a further $600,000 and CDN $242,000 (approximately $180,257) that had matured, had the maturity date extended to September 28, 2020, of which $500,000 and CDN $207,000 were acquired by a related party, prior to extension. All of the convertible debentures with extended maturity dates, with the exception of one convertible debenture of CDN $35,000, were repaid during 2020. The remaining convertible debenture of CDN $35,000 was repaid in the current period.

During the year ended December 31, 2020, investors in Canadian Dollar convertible debentures converted the aggregate principal amount of CDN $317,600, including interest thereon of CDN $45,029 and investors in U.S. Dollar convertible debentures converted the aggregate principal amount of $400,000, including interest thereon of $70,492 into 230,134 shares of common stock.

The Aggregate convertible debentures outstanding consists of the following:

	March 31, 2021	December 31, 2020
Principal Outstanding
Opening balance	$27,442	$3,464,737
Repaid	(27,562)	(2,778,349)
Conversion to equity	—	(634,431)
Foreign exchange movements	120	(24,515)
	—	27,442
Accrued Interest
Opening balance	7,105	524,227
Interest expense	4,696	207,595
Repaid	(11,833)	(619,992)
Conversion to equity	—	(103,958)
Foreign exchange movements	32	(767)
	—	7,105
Debenture Discount
Opening balance	—	(627,627)
Amortization	—	627,627
	—	—
Convertible Debentures, net	$—	$34,547